Restructuring and other non-recurring items - Additional Information (Detail)	3 Months Ended	6 Months Ended			12 Months Ended	3 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2011 Q1 Restructuring Plan USD ($)	Mar. 31, 2011 Q1 Restructuring Plan Clinical Research USD ($)	Mar. 31, 2011 Q1 Restructuring Plan Central Laboratory USD ($)	Sep. 30, 2011 Q3 Restructuring Plan Clinical Research USD ($)	Sep. 30, 2011 Q3 Restructuring Plan Central Laboratory USD ($)	Jun. 30, 2012 Q2 Restructuring Plan USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,525,000	$ 4,525,000		$ 5,002,000	$ 9,817,000	$ 5,000,000	$ 3,500,000	$ 1,500,000	$ 4,800,000	$ 0	$ 4,600,000
Resource rationalizations	1,111,000	1,111,000									3,400,000
Lease termination and exit costs						1,000,000			900,000		1,200,000
Workforce reductions						4,000,000			3,900,000
Agreement settlement charges		200,000	160,000
Discretionary bonus received	243,000	243,000	194,000
Share-based compensation	$ 620,000